Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Cboe Vest U.S. Equity Buffer ETF - August

FT Cboe Vest U.S. Equity Deep Buffer ETF - August

(each a “Fund”)

Supplement To each Fund’s Prospectus

Dated August 26, 2021

Notwithstanding anything to contrary in each Fund’s prospectus, dividends from net investment income and net realized capital gains of a Fund, if any, are declared and paid annually.

Please Keep this Supplement with your Fund Prospectus for Future Reference